Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	IndexIQ Active ETF Trust
Central Index Key	0001426439
Amendment Flag	false
Document Creation Date	Aug. 29, 2018
Document Effective Date	Aug. 29, 2018
Prospectus Date	Aug. 29, 2018
IQ MacKay Municipal Insured ETF | IQ MacKay Shields Municipal Insured ETF
Risk/Return:
Trading Symbol	MMIN
IQ MacKay Municipal Short Duration ETF | IQ MacKay Shields Municipal Short Duration ETF
Risk/Return:
Trading Symbol	MMSD
IQ MacKay Municipal Intermediate ETF | IQ MacKay Shields Municipal Intermediate ETF
Risk/Return:
Trading Symbol	MMIT